Trade receivables and contract assets - Summary of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables and contract assets
Trade receivables	€ 80,861	€ 68,931
Allowance for expected credit losses	(9,615)	(5,519)
Total	71,246	63,412
Contract assets	61,220	50,583
Allowance for expected credit losses	(351)	(101)
Total	€ 60,869	€ 50,482